Business Combinations (Doyo Transactions, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 29, 2013
Business Acquisition [Line Items]
Goodwill	$ 111,082	$ 258,997	$ 180,252
Doyo [Member]
Business Acquisition [Line Items]
Cash consideration				$ 6,521
Contingent consideration		$ 5,900		4,785
Total consideration				11,306
Tangible assets				1,324
Identifiable intangible assets acquired				3,620
Goodwill				7,626
Liabilities assumed				(1,264)
Total				$ 11,306